Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Reclassification from deferred income taxes to prepaid expenses and other current assets	$ (393,000,000)	$ (473,000,000)
Reclassification to prepaid expenses and other current assets from deferred income taxes	863,000,000	805,000,000
Reclassification from deferred income tax provision to current income tax provision	(17,000,000)	(65,000,000)	(20,000,000)
Reclassification to current income tax provision from deferred income tax provision	291,000,000	(108,000,000)	518,000,000
Discrete tax benefits related to reinstatement of the U.S. R&D tax credit	79,000,000
Discrete tax benefits related to U.S. benefit for manufacturing		252,000,000
Deferred tax asset, change in amount related to unutilized tax credits	2,000,000
Tax loss carryforward, US and non-US	124,000,000
Tax loss carryforward, US and non-US, set to expire	0
Amount of undistributed foreign earnings	6,870,000,000
Cash payments for income taxes	569,000,000	171,000,000	902,000,000
Unrecognized tax benefits that would impact effective tax rate	91,000,000	159,000,000
Amount of deferred tax assets possibly to be realized	76,000,000	78,000,000
Unrecognized tax benefits	91,000,000	184,000,000	210,000,000	103,000,000
Unrecognized tax benefits relate to relief from double taxation in which audit assessments have not been made	55,000,000
Amount of the liability that is under audit assessments	36,000,000
Increase Liability for Transfer Pricing Issues
Income Tax Contingency [Line Items]
Amount of unrecorded changes in unrecognized tax benefits	6,000,000
Settlement with Taxing Authority
Income Tax Contingency [Line Items]
Amount of unrecorded changes in unrecognized tax benefits	36,000,000
Foreign Tax Authority
Income Tax Contingency [Line Items]
Tax benefits from tax holidays	40,000,000	51,000,000	18,000,000
Scenario, Adjustment
Income Tax Contingency [Line Items]
Reclassification from deferred income taxes to prepaid expenses and other current assets		571,000,000
Reclassification to prepaid expenses and other current assets from deferred income taxes		571,000,000
Reclassification from deferred income tax provision to current income tax provision		65,000,000	174,000,000
Reclassification to current income tax provision from deferred income tax provision		$ 65,000,000	$ 174,000,000